RELATED PARTIES - Balances recognized in assets and liabilities and amounts transacted in the period (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
RELATED PARTIES
Assets	R$ 64,199		R$ 80,516
Liabilities	(8,286)		(925,370)
Financial result, net		R$ 1
Sales (purchases), net	88,570	(7,068)
Trade accounts payable
RELATED PARTIES
Liabilities	(4,231)		(6,288)
Dividends payable
RELATED PARTIES
Liabilities	(4,055)		(919,073)
Other liabilities
RELATED PARTIES
Liabilities			(9)
Trade accounts receivable
RELATED PARTIES
Assets	63,333		73,598
Dividends receivable
RELATED PARTIES
Assets			6,604
Other assets
RELATED PARTIES
Assets	866		314
Transactions with controlling shareholders
RELATED PARTIES
Assets	5		2
Liabilities			(421,206)
Sales (purchases), net	30	(1,303)
Managements and related persons
RELATED PARTIES
Liabilities			(22,875)
Alden Fundo de Investimento em Acoes
RELATED PARTIES
Liabilities			(17,701)
Controller
RELATED PARTIES
Liabilities			(131,841)
Suzano Holding
RELATED PARTIES
Assets	5		2
Liabilities			(248,789)
Sales (purchases), net	30	(1,303)
Transactions with companies of the Suzano Group and other related parties
RELATED PARTIES
Assets	64,194		80,514
Liabilities	(8,286)		(504,164)
Financial result, net		1
Sales (purchases), net	88,540	(5,765)
Management
RELATED PARTIES
Assets	8
Liabilities			(9)
Sales (purchases), net	(15)	(118)
Bexma Participacoes Ltda.
RELATED PARTIES
Assets	1		1
Sales (purchases), net	4	20
Bizma Investimentos Ltda.
RELATED PARTIES
Assets			1
Sales (purchases), net	4	4
Ensyn Technologies
RELATED PARTIES
Financial result, net		1
Fundacao Arymax
RELATED PARTIES
Sales (purchases), net	1	1
Ibema Companhia Brasileira de Papel
RELATED PARTIES
Assets	64,179		80,511
Liabilities	(4,199)		(6,288)
Sales (purchases), net	90,916	(3,346)
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
RELATED PARTIES
Assets	6		1
Liabilities	(17)
Sales (purchases), net	(2,267)	(2,242)
IPFL Holding S.A
RELATED PARTIES
Sales (purchases), net	2	8
Nemonorte Imoveis e Participacoes Ltda.
RELATED PARTIES
Liabilities	(15)
Sales (purchases), net	(105)	R$ (92)
Other shareholders
RELATED PARTIES
Liabilities	R$ (4,055)		R$ (497,867)